File No. 333-48255

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 250
              COMMUNICATIONS GROWTH TRUST, SERIES 2
                FUNDAMENTAL VALUE TRUST, SERIES 1
                INSURANCE GROWTH TRUST, SERIES 1
                 INTERNET GROWTH TRUST, SERIES 4
          MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2
                 MEDICAL GROWTH TRUST, SERIES 1
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  July 31, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 250
                      COMMUNICATIONS GROWTH TRUST, SERIES 2
                                  937,726 UNITS



PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 250, Communications Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by communication companies. At June 18, 2001, each Unit represented a 1/937,726 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. Effective on each April 30, the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 18, 2001, the Public Offering Price per Unit was $7.747 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 250
                    COMMUNICATIONS GROWTH TRUST, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        937,726
Fractional Undivided Interest in the Trust per Unit                  1/937,726
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $7,073,786
   Aggregate Value of Securities per Unit                               $7.544
   Income and Principal cash in the Portfolio                        $(26,782)
   Income and Principal cash per Unit                                  $(.029)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.232
   Public Offering Price per Unit                                       $7.747
   Redemption Price and Sponsor's Repurchase Price per
     Unit ($.232 less than the Public Offering Price
     per Unit)                                                          $7.515

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $3,374 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Communications Growth Trust, Series 2


We have audited the statement of assets and liabilities of FT 250, Communications Growth Trust, Series 2 (the "Trust"), including the schedule of investments, at March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the year ended March 31, 2000 and for the period from April 15, 1998 (Initial Date of Deposit) to March 31, 1999, have been audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 250, Communications Growth Trust, Series 2, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

                                     FT 250
                      COMMUNICATIONS GROWTH TRUST, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2001


ASSETS

Securities, at market value (cost, $9,531,658) (Note 1)            $9,120,265
Dividends receivable                                                   14,611
Cash                                                                   21,690
Unamortized deferred organization and offering costs                    6,875
Receivable from investment transactions                                24,975
                                                                   ----------
Total Assets                                                       $9,188,416
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $4,936
Unit redemptions payable                                               13,158
                                                                   ----------
Total Liabilities                                                      18,094
                                                                   ----------

Net assets, applicable to 1,029,027 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                    9,531,658
   Net unrealized appreciation (depreciation) (Note 2)               (411,393)
   Distributable funds (deficit)                                      901,416
   Less deferred sales charges (Note 3)                              (851,359)
                                                                   ----------
                                                                    9,170,322
                                                                   ----------
Total Liabilities and Net Assets                                   $9,188,416
                                                                   ==========

Net asset value per unit                                               $8.912
                                                                   ==========

See notes to financial statements.

                                     FT 250
                      COMMUNICATIONS GROWTH TRUST, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001


  Number of                                                             Market
   shares            Name of Issuer of Equity Securities*                value

                     COMPUTER NETWORKING - 9%
                     -------------------
   17,997(7)         Palm Inc.                                        $151,283
   12,248(7)         3COM Corporation                                   70,046
   34,476            Cisco Systems, Inc.                               545,169
                     COMMUNICATIONS EQUIPMENT - 30%
                     ------------------------
   76,871(1)(2)      ADC Telecommunications, Inc.                      653,403
   13,271            ADTRAN, Inc.                                      325,976
   15,074            Aspect Telecommunications Corporation              66,657
   27,871(5)         Lucent Technologies, Inc.                         277,874
   65,970(1)(3)      Nortel Networks Corporation                       926,878
    2,312(5)         Avaya Inc.                                         30,056
   11,533            Tellabs, Inc.                                     469,255
                     COMMUNICATIONS SERVICES - 38%
                     -----------------------
    8,977            ALLTEL Corporation                                470,933
   12,667            BellSouth Corporation                             518,334
   10,218            Cable & Wireless plc (ADR)                        210,491
   13,452            Century Tel, Inc.                                 386,745
   15,826            Compania de Telefonos de Chile S.A. (ADR)         208,903
   11,794            Loral Space & Communications Ltd.                  25,829
   21,475            SBC Communications, Inc.                          958,429
    9,428(6)         Telefonica de Espana SA (ADR)                     451,601
   13,366            WorldCom, Inc. (formerly, MCI WorldCom, Inc.)     249,784
                     WIRELESS COMMUNICATIONS - 23%
                     -----------------------
   58,643(4)         LM Ericsson AB (ADR)                              328,049
   53,487(4)         Nokia Oy AB (ADR)                               1,283,688
   18,817            Vodafone Airtouch Plc (ADR)                       510,882
                                                                    ----------
                     Total investments (total cost $9,531,658)      $9,120,265
                                                                    ==========



* Percentages are calculated based on total market value of investments.

                                     FT 250
                      COMMUNICATIONS GROWTH TRUST, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001


(1)   The number of shares reflects the effect of a two for one stock split.

(2) In June 2000, Pairgain Technologies, Inc. ("Pairgain") was acquired by ADC Telecommunications, Inc. ("ADC"). Each shareholder of Pairgain received .43 shares of ADC for each share of Pairgain held.

(3) This equity security represents the common stock of a foreign company which trades directly on a United States national securities exchange.

(4)   The number of shares reflects the effect of a four for one stock split.

(5) In September 2000, Lucent Technologies, Inc. ("Lucent") spun off Avaya Inc. ("Avaya"). Each shareholder of Lucent received one share of Avaya for each twelve shares of Lucent held.

(6)   The number of shares reflects the effect of two 2% stock dividends.

(7) In July 2000, 3COM Corp. spun off Palm Inc. Each shareholder of 3COM Corp. received 1.4832 shares of Palm Inc. for each one share of 3COM Corp. held.



See notes to financial statements.

                                     FT 250
                      COMMUNICATIONS GROWTH TRUST, SERIES 2

                            STATEMENTS OF OPERATIONS


                                                                    Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Dividend income                            $87,690     $118,090      $138,439


Expenses:
   Trustee and other service fees          (15,065)     (27,633)      (19,066)
   Evaluator's fees                         (3,987)      (4,606)       (5,385)
   Supervisory fees                         (5,058)      (5,813)       (6,564)
   Administrative fees                      (1,448)      (1,634)       (1,875)
   Amortization of organization
     and offering costs                     (3,374)      (3,374)       (3,245)
   Other expenses                           (3,465)      (4,040)            -
                                       --------------------------------------
Total expenses                             (32,397)     (47,100)      (36,135)
                                       --------------------------------------
     Investment income (loss) - net         55,293       70,990       102,304


Net gain (loss) on investments:
   Net realized gain (loss)              3,909,262    3,370,780       481,765
   Change in net unrealized
     appreciation (depreciation)       (19,856,204)  14,184,399     5,260,412
                                       --------------------------------------
                                       (15,946,942)  17,555,179     5,742,177
                                       --------------------------------------
Net increase (decrease) in net assets
   resulting from operations          $(15,891,649) $17,626,169    $5,844,481
                                          ===================================



See notes to financial statements.

                                     FT 250
                      COMMUNICATIONS GROWTH TRUST, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net          $55,293      $70,990      $102,304
   Net realized gain (loss)
     on investments                      3,909,262   3,370,780       481,765
   Change in net unrealized
     appreciation (depreciation)
     on investments                    (19,856,204)  14,184,399     5,260,412
                                       --------------------------------------
                                       (15,891,649)  17,626,169     5,844,481

Units issued (2,417,432 units in
   1999, net of deferred sales charges
   of $846,101)                                  -            -    22,696,400
Units redeemed (399,999, 523,146 and
   480,283 units in 2001, 2000 and
   1999, respectively)                  (7,563,670)  (8,418,609)   (5,100,150)

Distributions to unit holders:
   Investment income (loss) - net          (60,642)     (66,461)      (39,014)
   Principal from investment transactions        -            -             -
                                       --------------------------------------
                                           (60,642)     (66,461)      (39,014)
                                       --------------------------------------
Total increase (decrease)
   in net assets                       (23,515,961)   9,141,099    23,401,717

Net assets:
   Beginning of the period
     (representing 15,023 units at
     the Initial Date of Deposit)       32,686,283   23,545,184       143,467
                                       --------------------------------------
   End of the period (including
     distributable funds (deficit)
     applicable to Trust units of
     $901,416, $816,565 and $827,065 at
     March 31, 2001, 2000 and 1999,
     respectively)                      $9,170,322  $32,686,283   $23,545,184
                                        =====================================

Trust units outstanding at the
   end of the period                     1,029,027    1,429,026     1,952,172
                                        =====================================


See notes to financial statements.

                                     FT 250
                      COMMUNICATIONS GROWTH TRUST, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The Communications Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by communication companies.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $16,868, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2001 follows:

               Unrealized appreciation                          $1,599,962
               Unrealized depreciation                          (2,011,355)
                                                                ----------
                                                                $ (411,393)
                                                                ==========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each period -

Dividend income, Expenses and Investment gain (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period. Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                             Year ended March 31,    March 31,
                                              2001         2000         1999


Dividend income                               $.072        $.071         $.076
Expenses                                      (.027)       (.028)        (.020)
                                            ----------------------------------
     Investment income (loss) - net            .045         .043          .056

Distributions to unit holders:
   Investment gain (loss) - net               (.050)       (.039)        (.018)
   Principal from investment transactions       -             -            -

Net gain (loss) on investments              (13.956)      10.808         2.473
                                            ----------------------------------
     Total increase (decrease)
       in net assets                        (13.961)      10.812         2.511

Net assets:
   Beginning of the period                   22.873       12.061         9.550
                                            ----------------------------------

   End of the period                         $8.912      $22.873       $12.061
                                            ==================================

                                     FT 250
                      COMMUNICATIONS GROWTH TRUST, SERIES 2

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 250
                         FUNDAMENTAL VALUE TRUST SERIES
                                  227,320 UNITS



PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 250, Fundamental Value Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which the Sponsor believed represented an excellent value in the marketplace at the Initial Date of Deposit. At June 18, 2001, each Unit represented a 1/227,320 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. Effective on each April 30, the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 18, 2001, the Public Offering Price per Unit was $9.816 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 250
                        FUNDAMENTAL VALUE TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION


Number of Units                                                        227,320
Fractional Undivided Interest in the Trust per Unit                  1/227,320
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $2,159,993
   Aggregate Value of Securities per Unit                               $9.502
   Income and Principal cash in the Portfolio                           $4,329
   Income and Principal cash per Unit                                    $.019
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.295
   Public Offering Price per Unit                                       $9.816
   Redemption Price and Sponsor's Repurchase Price per
     Unit ($.295 less than the Public Offering Price
     per Unit)                                                          $9.521

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open. Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $2,884 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 2,500 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Fundamental Value Trust Series


We have audited the statement of assets and liabilities of FT 250, Fundamental Value Trust Series (the "Trust"), including the schedule of investments, as of March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the year ended March 31, 2000 and the period from April 15, 1998 (Initial Date of Deposit) to March 31, 1999, have been audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 250, Fundamental Value Trust Series, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

                                     FT 250
                         FUNDAMENTAL VALUE TRUST SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2001


ASSETS

Securities, at market value (cost, $2,031,314) (Note 1)            $2,209,372
Dividends receivable                                                      881
Unamortized deferred organization and offering costs                    5,877
                                                                   ----------
Total Assets                                                       $2,216,130
                                                                   ==========

LIABILITIES AND NET ASSETS

Cash overdraft                                                         $8,117
Accrued liabilities                                                     1,149
                                                                   ----------
Total Liabilities                                                       9,266
                                                                   ----------

Net assets, applicable to 244,061 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                    2,031,314
   Net unrealized appreciation (depreciation) (Note 2)                178,058
   Distributable funds (deficit)                                      333,241
   Less deferred sales charges (Note 3)                              (335,749)
                                                                   ----------
                                                                    2,206,864
                                                                   ----------

Total Liabilities and Net Assets                                   $2,216,130
                                                                   ==========

Net asset value per unit                                               $9.042
                                                                   ==========


See notes to financial statements.

                                     FT 250
                         FUNDAMENTAL VALUE TRUST SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001


  Number of                                                             Market
   shares            Name of Issuer of Equity Securities*                value

   14,091(1)         ADC Telecommunications, Inc.                     $119,773
    2,442            Abbott Laboratories                               115,238
    2,182(1)         Anchor Gaming                                     133,647
    5,226            Applied Materials, Inc.                           227,331
    2,643            Becton, Dickinson and Company                      93,351
    2,524            Carnival Corporation (Class A)                     69,839
    5,107            Clayton Homes, Inc.                                61,539
    3,149            HEALTHSOUTH Corporation                            40,591
    2,474            IDEX Corporation                                   71,697
    2,105            Lancaster Colony Corporation                       61,178
    1,640            Lear Corporation                                   48,052
    3,309            Leggett & Platt, Inc.                              63,632
    3,121            MICROS Systems, Inc.                               63,200
    3,716            Nature's Sunshine Products, Inc.                   25,782
    3,333            Nautica Enterprises, Inc.                          59,787
    2,218            Network Associates, Inc.                           18,298
    2,453            T. Rowe Price Associates, Inc.                     76,811
    3,840            The Reynolds and Reynolds Company (Class A)        73,920
    2,941            Roper Industries, Inc.                            105,288
    4,162            Solectron Corporation                              79,120
   18,012(1)         Sun Microsystems, Inc.                            276,844
    4,722            Teradyne, Inc.                                    155,826
    2,224            Tidewater, Inc.                                   100,525
    1,571(2)         Transocean Sedco Forex, Inc.                       68,103
                                                                    ----------
                     Total investments (total cost $2,031,314)      $2,209,372
                                                                    ==========



* Percentages are calculated based on total market value of investments.

                                     FT 250
                         FUNDAMENTAL VALUE TRUST SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001


(1)   The number of shares reflects the effect of a two for one stock split.

(2) In February 2001, R&B Falcon Corp. ("R&B Falcon"), one of the Trust's original holdings, was acquired by Transocean Sedco Forex, Inc ("Transocean"). Each shareholder of R&B Falcon received .50 shares of Transocean for each share of R&B Falcon held.



See notes to financial statements.

                                     FT 250
                         FUNDAMENTAL VALUE TRUST SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Dividend income                            $15,652      $23,410       $42,645

Expenses:
   Trustee and other service fees           (3,618)     (10,817)       (4,565)
   Evaluator's fees                           (885)      (1,563)       (2,053)
   Supervisory fees                         (1,150)      (1,494)       (2,639)
   Administrative fees                        (329)        (427)         (754)
   Amortization of organization and
     offering costs                         (2,884)      (2,884)       (2,773)
   Other expenses                           (1,552)      (2,885)       (2,625)
                                        --------------------------------------
   Total expenses                          (10,418)     (20,070)      (15,409)
                                        --------------------------------------
     Investment income (loss) - net          5,234        3,340        27,236

Net gain (loss) on investments:
   Net realized gain (loss)                342,783      585,586      (322,935)
   Change in net unrealized
     appreciation (depreciation)        (1,831,329)   1,916,253        93,134
                                        --------------------------------------
                                        (1,488,546)   2,501,839      (229,801)
                                        --------------------------------------
Net increase (decrease) in net
   assets resulting from operations     $(1,483,312)  $2,505,179     $(202,565)
                                        ======================================



See notes to financial statements.

                                     FT 250
                         FUNDAMENTAL VALUE TRUST SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Net increase (decrease) in net
     assets resulting from operations:
   Investment income (loss) - net           $5,234       $3,340       $27,236
   Net realized gain (loss) on investments 342,783      585,586      (322,935)
   Net unrealized appreciation
     (depreciation) on investments      (1,831,329)   1,916,253        93,134
                                        -------------------------------------
                                        (1,483,312)   2,505,179      (202,565)

Units issued (973,832 units in 1999, net of
   deferred sales charges of $330,494)           -            -     8,478,886

Unit redemptions (66,417, 332,641 and
   345,726 units in 2001, 2000 and
   1999, respectively)                    (920,660)  (3,406,081)   (2,773,970)

Distributions to unit holders:
   Investment gain (loss) - net             (4,639)      (5,557)       (6,834)
   Principal from investment transactions (116,961)           -             -
                                        -------------------------------------
                                          (121,600)      (5,557)       (6,834)
                                        -------------------------------------
Total increase (decrease) in net assets (2,525,572)    (906,459)    5,495,517

Net assets:
   Beginning of the period               4,732,436    5,638,895       143,378
                                        -------------------------------------
   End of the period (including
     distributable funds (deficit)
     applicable to Trust units of
     $333,241, $481,419 and $344,862
     at March 31, 2001, 2000 and 1999,
     respectively)                      $2,206,864   $4,732,436    $5,638,895
                                        =====================================

Trust units outstanding at the
   end of the period                       244,061      310,478       643,119
                                        =====================================



See notes to financial statements.

                                     FT 250
                         FUNDAMENTAL VALUE TRUST SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The FT 250, Fundamental Value Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which the Sponsor believed represented an excellent value in the marketplace at the Initial Date of Deposit.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Public Offering Price paid by unit holders, included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $14,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain expenses in the prior periods have been reclassified to conform to the current year presentation.


2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2001 follows:


               Unrealized appreciation                            $537,240
               Unrealized depreciation                            (359,182)
                                                                  --------
                                                                  $178,058
                                                                  ========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each period -

Dividend income, Expenses and Investment gain (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period. Distributions to unit holders of Investment Income - net, if any, per unit reflect the Trust's actual distributions during the period. The Net gain
(loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999


Dividend income                               $.058        $.055        $.066
Expenses                                      (.039)       (.047)       (.024)
                                             --------------------------------
     Investment income (loss) - net            .019         .008         .042

Distributions to unit holders:
   Investment gain (loss) - net               (.018)       (.010)       (.009)
   Principal from investment transactions     (.451)          -            -

Net gain (loss) on investments               (5.750)       6.476        (.815)
                                             --------------------------------
     Total increase (decrease) in net assets (6.200)       6.474        (.782)

Net assets:
   Beginning of the period                   15.242        8.768        9.550
                                             --------------------------------

   End of the period                         $9.042      $15.242       $8.768
                                             ================================

                                     FT 250
                         FUNDAMENTAL VALUE TRUST SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 250
                          INSURANCE GROWTH TRUST SERIES
                                  988,603 UNITS



PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 250, Insurance Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by insurance companies. At June 18, 2001, each Unit represented a 1/988,603 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. Effective on each April 30, the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 18, 2001, the Public Offering Price per Unit was $9.675 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 250
                        INSURANCE GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION


Number of Units                                                        988,603
Fractional Undivided Interest in the Trust per Unit                  1/988,603
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $9,275,781
   Aggregate Value of Securities per Unit                               $9.383
   Income and Principal cash (overdraft) in the Portfolio               $2,298
   Income and Principal cash (overdraft) per Unit                        $.002
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.290
   Public Offering Price per Unit                                       $9.675
   Redemption Price and Sponsor's Repurchase Price per
     Unit ($.290 less than the Public Offering Price
     per Unit)                                                          $9.385

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $6,061 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 2,500 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Insurance Growth Trust Series


We have audited the statement of assets and liabilities of FT 250, Insurance Growth Trust Series (the "Trust"), including the schedule of investments, as of March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the year ended March 31, 2000 and the period from April 15, 1998 (Initial Date of Deposit) to March 31, 1999, were audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 250, Insurance Growth Trust Series, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

                                     FT 250
                          INSURANCE GROWTH TRUST SERIES

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 March 31, 2001


ASSETS

Securities, at market value (cost, $7,737,119) (Note 1)            $8,963,435
Cash                                                                   30,218
Unamortized deferred organization and offering costs                   12,355
Dividends receivable                                                   10,161
Receivable from investment transaction                                  5,083
                                                                   ----------
Total Assets                                                       $9,021,252
                                                                   ==========

LIABILITIES AND NET ASSETS

Unit redemptions payable                                              $11,193
Accrued liabilities                                                     4,789
                                                                   ----------
Total Liabilities                                                      15,982
                                                                   ----------

Net assets, applicable to 1,029,108 outstanding units
     of fractional undivided interest:
   Cost of Trust assets (Note 1)                                    7,737,119
   Net unrealized appreciation (depreciation) (Note 2)              1,226,316
   Distributable funds (deficit)                                    1,068,123
   Less deferred sales charges (Note 3)                            (1,026,288)
                                                                   ----------
                                                                    9,005,270
                                                                   ----------
Total Liabilities and Net Assets                                   $9,021,252
                                                                   ==========

Net asset value per unit                                               $8.751
                                                                   ==========


See notes to financial statements.

                                     FT 250
                          INSURANCE GROWTH TRUST SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001


  Number of                                                             Market
   shares            Name of Issuer of Equity Securities*                value

                     FINANCIAL GUARANTEE - 20%
                     -------------------
    8,019            ACE Limited                                      $294,778
    5,031            MBIA, Inc.                                        405,901
    5,811            MGIC Investment Corporation                       397,589
    9,808(1)(3)      Radian Group, Inc.                                664,492
                     LIFE/HEALTH - 11%
                     -----------
   25,604(3)         AFLAC, Inc.                                       705,134
    8,786            Nationwide Financial Services, Inc. (Class A)     333,692
                     MULTI-LINE - 55%
                     ----------
   12,017(2)(3)      AEGON N.V. (American Registered Shares)           351,377
    6,528            AXA-UAP (ADR)                                     357,408
    8,357            Allstate Corporation                              350,493
   21,064(4)         American International Group, Inc.              1,695,652
    5,782            CIGNA Corporation                                 620,756
   12,050(5)         CitiGroup, Inc.                                   542,009
    7,188            The Hartford Financial Services Group, Inc.       424,092
   10,965            Horace Mann Educators Corporation                 194,081
   12,838            Old Republic International Corporation            364,599
                     PROPERTY/CASUALTY - 14%
                     -----------------
    4,921            The Chubb Corporation                             356,477
    9,110            Everest Re Group, Ltd.                            606,088
    3,079            Progressive Corporation                           298,817
                                                                    ----------
                     Total investments (total cost $7,737,119)      $8,963,435
                                                                    ==========



* Percentages are calculated based on total market value of investments.

                                     FT 250
                          INSURANCE GROWTH TRUST SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001


(1) In February 2001, Enhance Financial Services Group, Inc. ("Enhance") was acquired by Radian Group, Inc. ("Radian"). Each shareholder of Enhance received .22 shares of Radian for each share of Enhance held.

(2) This equity security represents the common stock of a foreign company which trades directly on a United States national securities exchange.

(3)   The number of shares reflects the effect of a two for one stock split.

(4)   The number of shares reflects the effect of a three for two stock split.

(5)   The number of shares reflects the effect of a four for three stock split.



See notes to financial statements.

                                     FT 250
                          INSURANCE GROWTH TRUST SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial Date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Dividend income                           $106,270     $152,549      $238,355

Expenses:
   Trustee and other service fees          (14,226)     (32,498)      (24,645)
   Evaluator's fees                         (3,946)      (5,045)       (7,577)
   Supervisory fees                         (4,865)      (7,994)       (9,103)
   Administrative fees                      (1,390)      (1,857)       (2,601)
   Amortization of organization and
     offering costs                         (6,061)      (6,061)       (5,829)
   Other expenses                           (3,465)      (4,040)            -
                                        -------------------------------------
Total expenses                             (33,953)     (57,495)      (49,755)
                                        -------------------------------------
     Investment income (loss) - net         72,317       95,054       188,600

Net gain (loss) on investments:
   Net realized gain (loss)                (88,671)    (692,783)     (559,873)
   Change in net unrealized
     appreciation (depreciation)         2,315,496     (380,391)     (708,789)
                                        -------------------------------------
                                         2,226,825   (1,073,174)   (1,268,662)
                                        -------------------------------------
Net increase (decrease) in net assets
   resulting from operations            $2,299,142    $(978,120)  $(1,080,062)
                                           ==================================



See notes to financial statements.

                                     FT 250
                          INSURANCE GROWTH TRUST SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial Date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net          $72,317      $95,054      $188,600
   Net realized gain (loss) on investments (88,671)    (692,783)     (559,873)
   Change in net unrealized appreciation
     (depreciation) on investments       2,315,496     (380,391)     (708,789)
                                        -------------------------------------
                                         2,299,142     (978,120)   (1,080,062)

Units issued (2,917,275 units in 1999, net
   of deferred sales charges of $1,021,024)      -            -    27,621,933

Unit redemptions (281,196, 995,283 and
   626,729 units in 2001, 2000 and 1999,
   respectively)                       (2,542,204)   (8,168,806)   (5,551,417)

Distributions to unit holders:
   Investment income - net                 (69,230)    (107,537)     (105,867)
   Principal from investment transactions (479,793)  (1,976,411)            -
                                        -------------------------------------
                                          (549,023)  (2,083,948)     (105,867)
                                        -------------------------------------
Total increase (decrease) in net assets   (792,085) (11,230,874)   20,884,587

Net assets:
   Beginning of the period (representing
     15,041 units at the Initial Date
     of Deposit)                         9,797,355   21,028,229       143,642
                                        -------------------------------------
   End of the period (including
     distributable funds (deficit)
     applicable to Trust units of
     $1,068,123, $1,059,544 and
     $2,465,733 at March 31, 2001,
     2000 and 1999, respectively)       $9,005,270   $9,797,355   $21,028,229
                                        =====================================

Trust units outstanding
   at the end of the period              1,029,108    1,310,304    2,305,587
                                        =====================================


See notes to financial statements.

                                     FT 250
                          INSURANCE GROWTH TRUST SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The FT 250, Insurance Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by insurance companies.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding during the calendar year. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $30,306, have been deferred and are being amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain expenses in the prior years have been reclassified to conform to the current year presentation.


2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2001 follows:

               Unrealized appreciation                          $2,119,871
               Unrealized depreciation                            (893,555)
                                                                ----------
                                                                $1,226,316
                                                                ==========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made monthly on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each period -

Dividend income, Expenses and Investment gain (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial Date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999


Dividend income                               $.091        $.088         $.095
Expenses                                      (.029)       (.033)        (.020)
                                             ----------------------------------
     Investment income (loss) - net            .062         .055          .075

Distributions to unit holders:
   Investment gain (loss) - net               (.059)       (.060)        (.041)
   Principal from investment transactions     (.445)      (1.125)          -

Net gain (loss) on investments                1.716        (.514)        (.463)
                                             ----------------------------------
     Total increase (decrease) in net assets  1.274       (1.644)        (.429)

Net assets:
   Beginning of the period                    7.477        9.121         9.550
                                             ----------------------------------

   End of the period                         $8.751       $7.477        $9.121
                                             =================================

                                     FT 250
                          INSURANCE GROWTH TRUST SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 250
                         INTERNET GROWTH TRUST, SERIES 4
                                 2,577,531 UNITS


PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 250, Internet Growth Trust, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which the Sponsor believed were ideally positioned to take advantage of the rapid growth of the Internet as of the Initial Date of Deposit. At June 18, 2001, each Unit represented a 1/2,577,531 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. Effective on each April 30, the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 18, 2001, the Public Offering Price per Unit was $13.779 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 250
                       INTERNET GROWTH TRUST, SERIES 4
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank



GENERAL INFORMATION


Number of Units                                                      2,577,531
Fractional Undivided Interest in the Trust per Unit                1/2,577,531
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $34,482,950
   Aggregate Value of Securities per Unit                              $13.378
   Income and Principal cash (overdraft) in the Portfolio             $(33,142)
   Income and Principal cash (overdraft) per Unit                       $(.013)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.414
   Public Offering Price per Unit                                      $13.779
   Redemption Price and Sponsor's Repurchase Price per
     Unit ($.414 less than the Public Offering Price per Unit)         $13.365

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $9,318 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 2,500 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Internet Growth Trust, Series 4


We have audited the statement of assets and liabilities of FT 250, Internet Growth Trust, Series 4 (the "Trust"), including the schedule of investments, at March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the year ended March 31, 2000 and the period from April 15, 1998 (Initial Date of Deposit) to March 31, 1999, were audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 250, Internet Growth Trust, Series 4, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

                                     FT 250
                         INTERNET GROWTH TRUST, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2001


ASSETS

Securities, at market value (cost, $25,603,513) (Note 1)          $36,587,601
Dividends receivable                                                    4,457
Unamortized deferred organization and offering costs                   18,994
Receivable from investment transactions                               112,405
                                                                  -----------
Total Assets                                                      $36,723,457
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $ 13,487
Cash overdraft                                                         90,125
Unit redemptions payable                                              145,153
                                                                  -----------
Total Liabilities                                                     248,765
                                                                  -----------

Net assets, applicable to 2,699,946 outstanding units
     of fractional undivided interest:
   Cost of Trust assets (Note 1)                                   25,603,513
   Net unrealized appreciation (depreciation) (Note 2)             10,984,088
   Distributable funds (deficit)                                    2,129,859
   Less deferred sales charges (Note 3)                            (2,242,768)
                                                                  -----------
                                                                   36,474,692
                                                                  -----------

Total Liabilities and Net Assets                                  $36,723,457
                                                                  ===========

Net asset value per unit                                              $13.509
                                                                  ===========


See notes to financial statements.

                                     FT 250
                         INTERNET GROWTH TRUST, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001

  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities*                Value

                     ACCESS/INFORMATION PROVIDERS - 22%
                     ----------------------------
  112,897            AOL Time Warner (formerly, America
                       Online, Inc.)                                $4,532,815
   33,107            First Data Corporation                          1,976,819
   83,974            Earthlink, Inc.                                 1,018,185
   35,145            MCI WorldCom, Inc.                                656,790
                     COMPUTER NETWORKING - 11%
                     -------------------
    3,640(5)         Avaya Inc.                                         47,320
   32,563(6)         3Com Corporation                                  186,228
   43,463(5)         Lucent Technologies, Inc.                         433,326
  105,204(1)(4)      Nortel Networks Corporation                     1,478,116
   48,489(6)         Palm Inc.                                         407,599
   92,309            Cisco Systems, Inc.                             1,459,682
                     COMPUTERS - 21%
                     ---------
    6,530(3)         Agilent Technologies Inc.                         200,667
   40,399            Compaq Computer Corporation                       735,262
   60,452            Dell Computer Corporation                       1,552,891
   44,647            Gateway, Inc.                                     750,516
   34,327(1)(3)      Hewlett-Packard Company                         1,073,405
  209,290(1)         Sun Microsystems, Inc.                          3,216,787
                     SEMICONDUCTORS - 6%
                     --------------
   54,014(1)         Intel Corporation                               1,421,270
   48,213            Solectron Corporation                             916,529
                     SOFTWARE - 40%
                     --------
   24,176            BMC Software, Inc.                                519,784
   18,862            Computer Associates International, Inc.           513,046
  152,101(1)(2)      Check Point Software Technologies, Ltd.         7,224,798
   23,496            Microsoft Corporation                           1,284,949
   25,076            Network Associates, Inc.                          206,877
  221,746(1)         Oracle Corporation                              3,321,755
   19,237            PeopleSoft, Inc.                                  450,877
   43,067            Wind River Systems, Inc.                        1,001,308
                                                                   -----------
                     Total investments (total cost $25,603,513)    $36,587,601
                                                                   ===========


* Percentages are calculated based on total market value of investments.

                                     FT 250
                         INTERNET GROWTH TRUST, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a three for two stock split.

(3)   In June  2000,  Hewlett-Packard  Company  ("Hewlett")  spun off  Agilent
      Technologies  Inc.   ("Agilent").   Each  shareholder  of  Hewlett
      received .3814 shares of Agilent for each share of Hewlett held.

(4) This equity security represents the common stock of a foreign company which trades directly on a United States securities exchange.

(5) In September 2000, Lucent Technologies Inc. ("Lucent") spun off Avaya Inc. ("Avaya"). Each shareholder of Lucent received one share of Avaya for each twelve shares of Lucent held.

(6) In July 2000, 3Com Corporation ("3Com") spun off Palm Inc. ("Palm"). Each shareholder of 3Com received 1.4832 shares of Palm for each share of 3Com held.


See notes to financial statements.

                                     FT 250
                         INTERNET GROWTH TRUST, SERIES 4

                            STATEMENTS OF OPERATIONS



                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Dividend income (net of foreign taxes
   of $1,873 in 2001)                      $39,877      $50,667       $44,555

Expenses:
   Trustee and other service fees          (40,275)     (76,954)      (49,741)
   Evaluator's fees                        (10,805)     (12,480)      (14,402)
   Supervisory fees                        (13,583)     (15,575)      (17,758)
   Administrative fees                      (3,881)      (4,509)       (5,074)
   Amortization of organization and
     offering costs                         (9,318)      (9,318)       (8,961)
   Other expenses                           (8,000)     (10,000)            -
                                       --------------------------------------
   Total expenses                          (85,862)    (128,836)      (95,936)
                                       --------------------------------------
     Investment income (loss) - net        (45,985)     (78,169)      (51,381)

Net gain (loss) on investments:
   Net realized gain (loss)             18,249,618   13,467,676     5,104,094
   Change in net unrealized
     appreciation (depreciation)       (65,791,379)  44,337,266    32,438,201
                                       --------------------------------------
                                       (47,541,761)  57,804,942    37,542,295
                                       --------------------------------------

Net increase (decrease) in net assets
   resulting from operations          $(47,587,746) $57,726,773   $37,490,914
                                          ===================================




See notes to financial statements.

                                     FT 250
                         INTERNET GROWTH TRUST, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net         $(45,985)    $(78,169)     $(51,381)
   Net realized gain (loss) on
     investments                        18,249,618   13,467,676     5,104,094
   Change in net unrealized
     appreciation (depreciation) on
     investments                       (65,791,379)  44,337,266    32,438,201
                                       --------------------------------------
                                       (47,587,746)  57,726,773    37,490,914

Units issued (6,392,928 units in 1999,
   net of deferred sales charges of
   $2,237,525)                                   -            -    62,444,270

Unit redemptions (1,124,600, 1,307,950
   and 1,275,413 units in 2001, 2000
   and 1999, respectively)              (27,505,785)(26,965,400)  (17,880,171)

Distributions to unit holders:
   Investment gain (loss) - net                  -            -             -
   Principal from investment
     transactions                       (1,391,231)           -             -
                                       --------------------------------------
                                        (1,391,231)           -             -
                                       --------------------------------------
Total increase (decrease) in net
   assets                              (76,484,762)  30,761,373    82,055,013

Net assets:
   Beginning of the period
     (representing 14,981 units at the
     Initial Date of Deposit)          112,959,454    82,198,081      143,068
                                       --------------------------------------
   End of the period (including
     distributable funds (deficit)
     applicable to Trust units of
     $2,129,859, $2,056,462 and
     $2,222,184 at March 31, 2001,
     2000 and 1999, respectively)      $36,474,692  $112,959,454  $82,198,081
                                       ======================================

Trust units outstanding at the
   end of the period                     2,699,946     3,824,546    5,132,496


See notes to financial statements.

                                     FT 250
                         INTERNET GROWTH TRUST, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The FT 250, Internet Growth Trust, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which the Sponsor believed were ideally positioned to take advantage of the rapid growth of the Internet as of the Initial Date of Deposit.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $46,591, have been deferred and are being amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain expenses in the prior years have been reclassified to conform to the current year presentation.


2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2001 follows:


               Unrealized appreciation                         $16,089,558
               Unrealized depreciation                          (5,105,470)
                                                               -----------
                                                               $10,984,088
                                                               ===========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a four month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made monthly on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                             Year ended March 31,    March 31,
                                             2001           2000       1999

Dividend income                               $.012          $.011       $.009
Expenses                                      (.026)         (.029)      (.019)
                                            -----------------------------------
     Investment income (loss) - net           (.014)         (.018)      (.010)

Distributions to unit holders:
   Investment gain (loss) - net                 -              -           -
   Principal from investment transactions     (.376)           -           -

Net gain (loss) on investments              (15.636)        13.538       6.475
                                            ----------------------------------
     Total increase (decrease)
       in net assets                        (16.026)        13.520       6.465

Net assets:
   Beginning of the period                   29.535         16.015       9.550
                                            ----------------------------------

   End of the period                        $13.509        $29.535     $16.015
                                            ==================================

                                     FT 250
                         INTERNET GROWTH TRUST, SERIES 4

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2
                                  379,526 UNITS



PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 250, Media & Entertainment Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by leading media & entertainment companies. At June 18, 2001, each Unit represented a 1/379,526 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. Effective on each April 30, the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 18, 2001, the Public Offering Price per Unit was $11.179 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION


Number of Units                                                        379,526
Fractional Undivided Interest in the Trust per Unit                  1/379,526
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $4,122,004
   Aggregate Value of Securities per Unit                              $10.861
   Income and Principal cash (overdraft) in the Portfolio             $(6,502)
   Income and Principal cash (overdraft) per Unit                      $(.017)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.335
   Public Offering Price per Unit                                      $11.179
   Redemption Price and Sponsor's Repurchase Price per
     Unit ($.335 less than the Public Offering Price
     per Unit)                                                         $10.844

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $2,884 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Media & Entertainment Growth Trust, Series 2


We have audited the statement of assets and liabilities of FT 250, Media & Entertainment Growth Trust, Series 2 (the "Trust"), including the schedule of investments, as of March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the year ended March 31, 2000 and the period from April 15, 1998 (Initial Date of Deposit) to March 31, 1999, have been audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 250, Media & Entertainment Growth Trust, Series 2, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

                                     FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2001


ASSETS

Securities, at market value (cost, $4,040,612) (Note 1)            $4,271,729
Dividends receivable                                                    1,596
Unamortized deferred organization and offering costs                    5,877
Receivable from investment transactions                                 8,238
                                                                   ----------
Total Assets                                                       $4,287,440
                                                                   ==========


LIABILITIES AND NET ASSETS

Cash overdraft                                                        $30,809
Accrued liabilities                                                     1,928
Unit redemptions payable                                                1,023
                                                                   ----------
Accrued Liabilities                                                    33,760
                                                                   ----------

Net assets, applicable to 412,943 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                    4,040,612
   Net unrealized appreciation (depreciation) (Note 2)                231,117
   Distributable funds (deficit)                                      209,188
   Less deferred sales charges (Note 3)                              (227,237)
                                                                   ----------
                                                                    4,253,680
                                                                   ----------
Total Liabilities and Net Assets                                   $4,287,440
                                                                   ==========

Net asset value per unit                                              $10.301
                                                                   ==========


See notes to financial statements.

                                     FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001


  Number of                                                             Market
   shares            Name of Issuer of Equity Securities*                value


                     ADVERTISING - 10%
                     -----------
    5,123            The Interpublic Group of Companies, Inc.         $175,975
    3,305            Omnicom Group, Inc.                               273,918
                     BROADCASTING - 23%
                     ------------
    7,066            The Ackerley Group, Inc.                           85,145
    9,433(6)         Clear Channel Communications, Inc.                513,627
    5,941            Emmis Broadcasting Corporation (Class A)          150,385
    4,353            Hearst-Argyle Television, Inc.                     89,672
    2,569            PanAmSat Corporation                              100,674
    5,415            Sinclair Broadcasting Group, Inc. (Class A)        39,259
                     CABLE TELEVISION - 27%
                     ----------------
   10,106(3)         AT&T Corporation                                  215,258
    8,872            Comcast Corporation (Class A)                     372,074
   19,463(1)         Liberty Media Corporation                         272,482
      196(5)         Qwest Communications, Inc.                          6,870
   11,736            USA Networks, Inc.                                280,936
                     ENTERTAINMENT - 29%
                     -------------
    6,096(7)         AOL Time Warner                                   244,754
    5,536(4)         Imax Corporation                                   17,128
    5,666            News Corporation Limited (ADR)                    177,912
   15,404(2)         Viacom, Inc. (Class B)                            677,314
    4,125            The Walt Disney Company                           117,975
                     MEDIA - 11%
                     -----
    2,131            Gannett Company, Inc.                             127,263
    2,822            Knight Ridder                                     151,570
    4,456            Tribune Company                                   181,538
                                                                    ----------
                     Total investments (total cost $4,040,612)      $4,271,729
                                                                    ==========



* Percentages are calculated based on total market value of investments.

                                     FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   In May 2000,  CBS  Corporation  ("CBS")  was  acquired  by Viacom,  Inc.
      ("Viacom"). Each shareholder of CBS received 1.085 shares of Viacom for each share of CBS held.

(3) In June 2000, MediaOne Group, Inc. ("MediaOne") was acquired by AT&T Corp ("AT&T"). Each shareholder of MediaOne received .8955 shares of AT&T for each share of MediaOne held.

(4) This Equity Security represents the common stock of a foreign company which trades directly on a United States national securities exchange.

(5) In July 2000, US West, Inc. ("US") was acquired by Qwest Communications Intl. Inc. ("Qwest"). Each shareholder of US received 1.72932 shares of Qwest for each share of US held.

(6) In August 2000, AMFM, Inc. ("AMFM") was acquired by Clear Channel Communications, Inc. ("Clear"). Each shareholder of AMFM received .94 shares of Clear for each share of AMFM held.

(7) In January 2001, Time Warner, Inc. ("Time") was acquired by America Online Inc. ("America"). Each shareholder of Time received 1.5 shares of America for each share of Time held. Subsequently, the Company changed its name to AOL Time Warner.



See notes to financial statements.

                                     FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                            STATEMENTS OF OPERATIONS



                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Dividend income                            $20,103      $28,001       $18,405

Expenses:
   Trustee and other service fees           (6,060)     (10,187)       (5,276)
   Evaluator's fees                         (1,566)      (1,730)       (1,563)
   Supervisory fees                         (1,926)      (2,527)       (1,915)
   Administrative fees                        (561)        (593)         (547)
   Amortization of organization and
     offering costs                         (2,884)      (2,884)       (2,773)
   Other expenses                           (2,726)      (2,885)            -
                                       --------------------------------------
   Total expenses                          (15,723)     (20,806)      (12,074)
                                       --------------------------------------
     Investment income (loss) - net          4,380        7,195         6,331

Net gain (loss) on investments:
   Net realized gain (loss)                546,641      632,660        45,223
   Change in net unrealized appreciation
     (depreciation)                     (2,445,498)   1,603,911     1,072,705
                                       --------------------------------------
                                        (1,898,857)   2,236,571     1,117,928
                                       --------------------------------------
Net increase (decrease) in net assets
   resulting from operations           $(1,894,477)  $2,243,766    $1,124,259
                                          ===================================



See notes to financial statements.

                                     FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net           $4,380       $7,195        $6,331
   Net realized gain (loss) on investments 546,641      632,660        45,223
   Net unrealized appreciation
     (depreciation) on investments      (2,445,498)   1,603,911     1,072,705
                                        -------------------------------------
                                        (1,894,477)   2,243,766     1,124,259

Units issued (23,961 and 728,351 units
   in 2000 and 1999, respectively, net
   of deferred sales charges of
   $221,983 in 1999)                             -      273,613     7,059,706

Unit redemptions (132,200, 192,179 and
   30,000 units in 2001, 2000 and 1999,
   respectively)                        (1,635,158)  (2,505,346)     (333,895)

Distributions to unit holders:
   Investment gain (loss) - net            (10,865)           -             -
   Principal from investment transactions (211,273)           -             -
                                        -------------------------------------
                                          (222,138)           -             -
                                        -------------------------------------
Total increase (decrease) in net assets (3,751,773)      12,033     7,850,070

Net assets:
   Beginning of the period (representing
     15,010 units at the Initial Date of
     Deposit)                            8,005,453    7,993,420       143,350
                                        -------------------------------------
   End of the period (including
     distributable funds (deficit)
     applicable to Trust units of
     $209,188, $239,521 and $221,444
     at March 31, 2001, 2000 and
     1999, respectively)                $4,253,680   $8,005,453    $7,993,420
                                        =====================================

Trust units outstanding at
   the end of the period                   412,943      545,143       713,361
                                        =====================================


See notes to financial statements.

                                     FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The FT 250, Media & Entertainment Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by leading media & entertainment companies.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $14,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain expenses in the prior periods have been reclassified to conform to the current year presentation.


2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2001 follows:


               Unrealized appreciation                            $830,518
               Unrealized depreciation                            (599,401)
                                                                  --------
                                                                  $231,117
                                                                  ========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made monthly on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each period -

Dividend income, Expenses and Investment gain (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period. Distributions to unit holders, if any, reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit during each period includes the effects of changes arising from issuance and redemption of units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Dividend income                               $.042        $.043         $.034
Expenses                                      (.033)       (.032)        (.022)
                                             ----------------------------------
     Investment income (loss) - net            .009         .011          .012

Distributions to unit holders:
   Investment gain (loss) - net               (.022)          -            -
   Principal from investment transactions     (.440)          -            -

Net gain (loss) on investments               (3.931)       3.469         1.643
                                             ----------------------------------
     Total increase (decrease) in net assets (4.384)       3.480         1.655

Net assets:
   Beginning of the period                   14.685       11.205         9.550
                                             ----------------------------------

   End of the period                        $10.301      $14.685       $11.205
                                            ==================================

                                     FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 250
                           MEDICAL GROWTH TRUST SERIES
                                  805,533 UNITS


PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 250, Medical Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies involved in the medical industry. At June 18, 2001, each Unit represented a 1/805,533 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. Effective on each April 30, the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 18, 2001, the Public Offering Price per Unit was $18.847 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 250
                         MEDICAL GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION


Number of Units                                                        805,533
Fractional Undivided Interest in the Trust per Unit                  1/805,533
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $14,740,564
   Aggregate Value of Securities per Unit                              $18.299
   Income and Principal cash (overdraft) in the Portfolio            $(14,151)
   Income and Principal cash (overdraft) per Unit                      $(.017)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.565
   Public Offering Price per Unit                                      $18.847
   Redemption Price and Sponsor's Repurchase Price per
     Unit ($.565 less than the Public Offering Price
     per Unit)                                                         $18.282

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $2,884 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Medical Growth Trust Series


We have audited the statement of assets and liabilities of FT 250, Medical Growth Trust Series (the "Trust"), including the schedule of investments, at March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the year ended March 31, 2000 and for the period from April 15, 1998 (Initial Date of Deposit) to March 31, 1999, were audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 250, Medical Growth Trust Series, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

                                     FT 250
                           MEDICAL GROWTH TRUST SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2001

ASSETS

Securities, at market value (cost, $7,465,126) (Note 1)           $12,517,754
Dividends receivable                                                    2,443
Unamortized deferred organization and offering costs                    5,877
Receivable from investment transactions                                83,590
                                                                  -----------
Total Assets                                                      $12,609,664
                                                                  ===========

LIABILITIES AND NET ASSETS

Cash overdraft                                                       $  8,875
Accrued liabilities                                                     4,166
Unit redemptions payable                                               84,841
                                                                  -----------
Total Liabilities                                                      97,882
                                                                  -----------

Net assets, applicable to 845,993 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                    7,465,126
   Net unrealized appreciation (depreciation) (Note 2)              5,052,628
   Distributable funds (deficit)                                      555,197
   Less deferred sales charges (Note 3)                              (561,169)
                                                                  -----------
                                                                   12,511,782
                                                                  -----------

Total Liabilities and Net Assets                                  $12,609,664
                                                                  ===========

Net asset value per unit                                              $14.789
                                                                  ===========


See notes to financial statements.

                                     FT 250
                           MEDICAL GROWTH TRUST SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001


  Number of                                                             Market
   shares            Name of Issuer of Equity Securities*                value

                     MEDICAL DEVICES - 25%
                     ---------------
   16,445(5)         Biomet, Inc.                                     $647,785
    9,675            Boston Scientific Corporation                     195,242
    5,803            Kimberly-Clark Corporation                        393,617
   25,491            Medtronic, Inc.                                 1,165,958
   13,648(2)         Stryker Corporation                               713,108
   10,247            Theragenics Corporation                            65,478
                     MEDICAL PRODUCTS - 13%
                     ----------------
    9,269            Becton, Dickinson and Company                     327,381
   10,316            DENTSPLY International, Inc.                      376,534
    4,434            Johnson & Johnson                                 387,842
   12,005            STERIS Corporation                                169,270
   11,344(8)         Apogent Technologies, Inc. (formerly,
                        Sybron International Corporation)              229,603
    3,778(8)         Sybron Dental Specialties                          79,338
                     PHARMACEUTICALS/BIOTECH - 62%
                     -----------------------
    8,618            Abbott Laboratories                               406,683
   22,422            Amgen, Inc.                                     1,349,535
   13,867(3)         BioChem Pharma, Inc.                              421,210
    6,219            Bristol-Myers Squibb Company                      369,409
    9,465(7)         Elan Corp. Plc                                    494,546
   10,155            Genzyme Corporation                               917,301
    1,073            Genzyme Molecular Oncology, Inc.                    8,852
    1,077(4)         Genzyne Corp. - Biosurgery, Inc.                    5,924
    6,967            ICN Pharmaceuticals, Inc.                         177,171
   49,118(6)         IDEC Pharmaceuticals Corporation                1,964,720
   24,646(1)         King Pharmaceuticals, Inc.                      1,004,325
   11,145            Medicis Pharmaceutical Corporation                499,519
   11,851            PAREXEL International Corporation                 147,403
                                                                   -----------
                     Total investments (total cost $7,465,126)     $12,517,754
                                                                   ===========


* Percentages are calculated based on total market value of investments.

                                     FT 250
                           MEDICAL GROWTH TRUST SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001


(1)   In  September  2000,  Jones  Medical  Industries,   Inc.  ("Jones")  was
      acquired by King Pharmaceutical Inc. ("King"). Each shareholder of Jones received 1.125 shares of King for each share of Jones held.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) This equity security represents the common stock of a foreign company which trades directly on a United States security exchange.

(4) In December 2000, Genzyme Corp. - Surgical ("Surgical") was acquired by Genzyme Corp. - Biosurgery Inc. ("Biosurgery"). Each shareholder of Surgical received .606 shares of Biosurgery for each share of Surgical held.

(5)   The number of shares reflects the effect of a three for two stock split.

(6)   The number of shares reflects the effect of a three for one stock split.

(7) In November 2000, Dura Pharmaceuticals Inc. ("Dura") was acquired by Elan Corp. Plc ("Elan"). Each shareholder of Dura received .6715 shares of Elan for each share of Dura held.

(8) In December 2000, Apogent Technologies, Inc. ("Apogent") spun off Sybron Dental Specialties, Inc. ("Sybron"). Each shareholder of Apogent received one share of Sybron for each three shares of Apogent held.



See notes to financial statements.

                                     FT 250
                           MEDICAL GROWTH TRUST SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Dividend income                            $49,964      $61,036       $54,479

Expenses:
   Trustee and other service fees          (12,504)     (28,049)      (13,287)
   Evaluator's fees                         (3,368)      (3,976)       (3,845)
   Supervisory fees                         (4,230)      (5,839)       (4,684)
   Administrative fees                      (1,209)      (1,368)       (1,338)
   Amortization of organization and
     offering costs                         (2,884)      (2,884)       (2,773)
   Other expenses                           (3,465)      (4,040)            -
                                        -------------------------------------
   Total expenses                          (27,660)     (46,156)      (25,927)
                                        -------------------------------------
     Investment income (loss) - net         22,304       14,880        28,552

Net gain (loss) on investments:
   Net realized gain (loss)              2,155,356    1,011,848       144,532
   Change in net unrealized
     appreciation (depreciation)         1,063,258    2,215,704     1,773,666
                                        -------------------------------------
                                         3,218,614    3,227,552     1,918,198
                                        -------------------------------------
Net increase (decrease) in net assets
   resulting from operations            $3,240,918   $3,242,432    $1,946,750
                                           ==================================



See notes to financial statements.

                                     FT 250
                           MEDICAL GROWTH TRUST SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                            Year ended March 31,     March 31,
                                             2001         2000         1999

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net          $22,304      $14,880       $28,552
   Net realized gain (loss) on
     investments                         2,155,356    1,011,848       144,532
   Change in net unrealized appreciation
     (depreciation) on investments       1,063,258    2,215,704     1,773,666
                                       --------------------------------------
                                         3,240,918    3,242,432     1,946,750

Units issued (11,956 and 1,774,349
   units in 2000 and 1999,
   respectively, net of deferred sales
   charges of $555,905 in 1999)                  -      104,257    16,880,281

Units redeemed (312,853, 622,500 and
   20,000 units in 2001, 2000 and 1999,
   respectively)                        (4,748,211)  (6,774,109)     (220,980)

Distributions to unit holders:
   Investment income (loss) - net          (26,048)     (13,948)            -
   Principal from investment transactions (594,189)           -      (669,013)
                                       --------------------------------------
                                          (620,237)     (13,948)     (669,013)
                                       --------------------------------------
Total increase (decrease) in net assets (2,127,530)  (3,441,368)   17,937,038

Net assets:
   Beginning of the period (representing
     15,041 units at the Initial Date of
     Deposit)                            14,639,312  18,080,680       143,642
                                       --------------------------------------
   End of the period (including
     distributable funds (deficit)
     applicable to Trust units of
     $555,197, $515,536 and $565,482
     at March 31, 2001, 2000 and 1999,
     respectively)                      $12,511,782 $14,639,312   $18,080,680
                                        =====================================

Trust units outstanding at the
   end of the period                        845,993   1,158,846    1,769,390


See notes to financial statements.

                                     FT 250
                           MEDICAL GROWTH TRUST SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The FT 250, Medical Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies involved in the medical industry.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $14,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain expenses in the prior years have been reclassified to conform to the current year presentation.


2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2001 follows:


               Unrealized appreciation                          $5,860,886
               Unrealized depreciation                            (808,258)
                                                                ----------
                                                                $5,052,628
                                                                ==========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made monthly on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period. Distributions to unit holders, if any, of Investment Income - net reflect the Trust's actual distribution. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                 April 15, 1998
                                                                (Initial date of
                                                                   Deposit) to
                                             Year ended March 31,    March 31,
                                              2001         2000        1999

Dividend income                               $.049        $.041         $.041
Expenses                                      (.027)       (.031)        (.020)
                                            ----------------------------------
     Investment income - net                   .022         .010          .021

Distributions to unit holders:
   Investment income - net                    (.024)       (.008)          -
   Principal from investment transactions     (.622)          -          (.446)

Net gain (loss) on investments                2.780        2.412         1.094
                                            ----------------------------------
     Total increase (decrease) in net assets  2.156        2.414          .669

Net assets:
   Beginning of the period                   12.633       10.219         9.550
                                            ----------------------------------

   End of the period                        $14.789      $12.633       $10.219
                                            ==================================

                                     FT 250
                           MEDICAL GROWTH TRUST SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.




                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated April 30, 2001                                    AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

                             Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               8
Retirement Plans                                        10
Rights of Unit Holders                                  10
Income and Capital Distributions                        11
Redeeming Your Units                                    12
Removing Securities from a Trust                        13
Amending or Terminating the Indenture                   14
Information on the Sponsor, Trustee and Evaluator       14
Other Information                                       15

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $2 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. The application of the rules described above in the case of pass-through entities such as the REITs and RICs will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as REITs and RICs may designate their capital gains dividends as either a 20% rate gain distribution or an unrecaptured section 1250 gain distribution, depending on the nature of the gain received by the pass-through entity.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will generally not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, no In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $35 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2000, the total partners' capital of Nike Securities L.P. was $21,676,108 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

                             FIRST TRUST (R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                             April 30, 2001

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated November 30, 2000                          PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of communications companies, diversified across domestic and international companies involved in communications services, data networking/communications equipment and wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in communications companies, each Trust is considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Communications companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Rapid deregulation, both in the United States and internationally, allows companies to develop products and services for a larger market, but also exposes them to fierce global competition.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                               Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

                     Communications Growth Trust Series
                    Communications Growth Portfolio Series
                       Communications Portfolio Series

                  The First Trust (R) Special Situations Trust
                              The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Communications                                              1


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be

Page 1

able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2



                  FUNDAMENTAL VALUE GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2001                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of companies which the Sponsor believed represented, at the Initial Date of Deposit, excellent value in the marketplace. The Trusts do not include Treasury
Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies which the Sponsor believes represent excellent value in the marketplace ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities of companies which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research analysts.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                            Percent of     Percent of
Dollar Amount of Transaction                Offering       Net Amount
at Public Offering Price*                   Price          Invested
____________________________                __________     __________
$ 50,000 but less than $100,000             0.25%          0.2506%
$100,000 but less than $250,000             0.50%          0.5025%
$250,000 but less than $500,000             1.00%          1.0101%
$500,000 or more                            2.00%          2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                  Fundamental Value Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST

HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                      INSURANCE GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2001                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of stocks of companies that are involved in several lines of insurance, including financial guarantee, life and health, multi-line, and property and casualty. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide potential for above-average capital appreciation by investing in a diversified portfolio of companies that are involved in several lines of insurance, including financial guarantee, life and health, multi-line, and property and casualty ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities of companies which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research analysts.

An investment in Units of the Trusts should be made with an understanding of the risks involved with owning insurance companies, including the fact that the insurance industry is subject to adverse effects of volatile interest rates, economic recession, increased competition, and the potential for increased regulation.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Multiline insurance companies provide property and casualty coverage, as well as life and health insurance. The Trusts may also invest in diversified financial companies with subsidiaries (including insurance brokerage, reciprocals and claims processors) engaged in underwriting, reinsuring, selling, distributing or placing insurance with independent third parties.

Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. Further, the number of waste sites subject to clean-up is unknown. Very few sites have been subject to clean-up to date. The extent of clean-up necessary and the assignment of liability has not been established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                           Percent of     Percent of
Dollar Amount of Transaction               Offering       Net Amount
at Public Offering Price*                  Price          Invested
____________________________               __________     __________
$ 50,000 but less than $100,000            0.25%          0.2506%
$100,000 but less than $250,000            0.50%          0.5025%
$250,000 but less than $500,000            1.00%          1.0101%
$500,000 or more                           2.00%          2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                      Insurance Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated November 30, 2000                         PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies which provide products or services for, or conduct business on, the Internet.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

                        Internet Growth Trust Series
                      Internet Growth Portfolio Series
                         Internet Portfolio Series

                The First Trust (R) Special Situations Trust
                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Litigation
   Microsoft Corporation                                       1
Concentration
   Technology                                                  2


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with Sun Microsystems, Inc., the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include copyright infringement, unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two

Page 1

separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Page 2



               MEDIA AND ENTERTAINMENT GROWTH TRUST SERIES

               The First Trust(R) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2001                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued primarily by media and entertainment companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential by investing a Trust's portfolio in common stocks issued primarily by media and entertainment companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities of companies involved in the media and entertainment industry, including advertising, broadcasting, cable television, entertainment and publishing companies, all of which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in companies in the media and entertainment industry should be made with an understanding of the many factors which may have an adverse impact on a particular company, or on the industry in general. Certain of these include the cyclicality of revenues and earnings of companies in the industry, the availability of discretionary income of individuals, changing consumer tastes and interests, fierce competition in the industry and increasing governmental regulations. Certain of these companies may derive a significant portion of their revenues from the discretionary income of individuals, which may be adversely affected by economic downturns which reduce the amount of personal income available for non-essential items. Many of the products offered by the companies in the entertainment industry are subject to the risks of rapid obsolescence and changing consumer tastes and interests. In addition, certain types of companies are subject to various government regulations. For example, cable and telecommunications companies are subject to state and federal regulations, affecting the price of their services and the kinds of service which they may offer. Certain media communications companies are subject to Federal Communications Commission regulations. As a result of the foregoing, the Equity Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Equity Securities during the life of the Trusts.

For a discussion of American Depositary Receipts ("ADRs"), see "What are Equity Securities?" in Part Two of the Prospectus.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                          Percent of          Percent of
                                          Offering            Net Amount
Number of Units                           Price               Invested
_______________                           __________          __________
  5,000 but less than 10,000              0.25%               0.2506%
10,000 but less than 25,000               0.50%               0.5025%
25,000 but less than 50,000               1.00%               1.0101%
50,000 or more                            2.00%               2.0408%


   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

               Media and Entertainment Growth Trust Series

               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                       MEDICAL GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2001                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of medical companies that have active participation in the expanding markets of medical devices, medical products and pharmaceuticals/biotech. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of medical companies that have active participation in the expanding markets of medical devices, medical products and pharmaceuticals/biotech ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities of companies which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

It is important to note that companies engaged in the medical industry are subject to government regulation of their products and services, increasing competition, termination of patent protection, and the risk that technological advances will render their products or services obsolete.

An investment in the Trusts should be made with an understanding of the problems and risks inherent in the medical sector in general.

Medical companies have risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the healthcare and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that a Trust's objective will be met.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Legislative initiatives concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Equity Securities in the Trusts.

Certain of the Equity Securities in the Trusts are issued by small-cap companies (market capitalization between $100 million and $1 billion). While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of the companies in which a Trust may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for a Trust to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                           Percent of      Percent of
Dollar Amount of Transaction               Offering        Net Amount
at Public Offering Price*                  Price           Invested
____________________________               __________      __________
$ 50,000 but less than $100,000            0.25%           0.2506%
$100,000 but less than $250,000            0.50%           0.5025%
$250,000 but less than $500,000            1.00%           1.0101%
$500,000 or more                           2.00%           2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                       Medical Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 250 COMMUNICATIONS GROWTH TRUST, SERIES 2, FUNDAMENTAL VALUE TRUST, SERIES 1, INSURANCE GROWTH TRUST, SERIES 1, INTERNET GROWTH TRUST, SERIES 4, MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2, MEDICAL GROWTH TRUST, SERIES 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on July 31, 2001

                     FT 250
                     COMMUNICATIONS GROWTH TRUST, SERIES 2
                     FUNDAMENTAL VALUE TRUST, SERIES 1
                     INSURANCE GROWTH TRUST, SERIES 1
                     INTERNET GROWTH TRUST, SERIES 4
                     MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES
                     2
                     MEDICAL GROWTH TRUST, SERIES 1
                                    (Registrant)
                     By   NIKE SECURITIES L.P.
                                    (Depositor)


                     By   Robert M. Porcellino
                          Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    July 31, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated July 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP


Chicago, Illinois
July 26, 2001